CASH AND CASH EQUIVALENTS (Details) $ in Millions, $ in Millions	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Cash and cash equivalents [abstract]
Cash and deposits in banks	$ 2,761,829.9		$ 2,120,674.8
Government bonds/Agency bonds	2,627.1		0.0
Money market funds	2,056.7		2,826.7
Repurchase agreements	1,342.7		2,127.0
Commercial paper	0.0		1,998.5
Cash and cash equivalents	$ 2,767,856.4	$ 88,232.6	$ 2,127,627.0	$ 67,823.6	$ 1,465,427.8	$ 1,342,814.1